Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total RPM International Inc. Equity	Noncontrolling Interests
Beginning Balance at May. 31, 2016	$ 1,374,748	$ 1,329	$ 921,956	$ (196,274)	$ (502,047)	$ 1,147,371	$ 1,372,335	$ 2,413
Beginning Balance (in shares) at May. 31, 2016		132,944,000
Net income	184,671					181,823	181,823	2,848
Other comprehensive income	28,017				28,061		28,061	(44)
Dividends declared and paid	(156,752)					(156,752)	(156,752)
Other noncontrolling interest activity	$ (2,578)							(2,578)
Share repurchases under repurchase program (in shares)	0
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes	$ 10,594	$ 7	32,535	(21,948)			10,594
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes (in shares)		619,000
Ending Balance at May. 31, 2017	1,438,700	$ 1,336	954,491	(218,222)	(473,986)	1,172,442	1,436,061	2,639
Ending Balance (in shares) at May. 31, 2017		133,563,000
Net income	339,257					337,770	337,770	1,487
Other comprehensive income	14,806				14,938		14,938	(132)
Dividends declared and paid	(167,476)					(167,476)	(167,476)
Other noncontrolling interest activity	$ (1,229)							(1,229)
Share repurchases under repurchase program (in shares)	0
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes	$ 9,480		27,576	(18,096)			9,480
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes (in shares)		84,000
Ending Balance at May. 31, 2018	1,633,538	$ 1,336	982,067	(236,318)	(459,048)	1,342,736	1,630,773	2,765
Ending Balance (in shares) at May. 31, 2018		133,647,000
Cumulative-effect adjustment upon adoption of ASU 2014-09 at May. 31, 2018	(2,833)					(2,833)	(2,833)
Net income	267,687					266,558	266,558	1,129
Other comprehensive income	(118,514)				(118,580)		(118,580)	66
Dividends declared and paid	(181,409)					(181,409)	(181,409)
Other noncontrolling interest activity	(1,307)							(1,307)
Share repurchases under repurchase program	$ (200,222)	$ (33)	33	(200,222)			(200,222)
Share repurchases under repurchase program (in shares)	(3,286,907)	(3,287,000)
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes	$ 14,473	$ 1	35,437	(20,965)			14,473
Stock compensation expense and other deferred compensation, shares granted less shares returned for taxes (in shares)		36,000
Convertible bond redemption	(2,808)	$ 6	(23,029)	20,215			(2,808)
Convertible bond redemption (in shares)		599,000
Ending Balance at May. 31, 2019	$ 1,408,605	$ 1,310	$ 994,508	$ (437,290)	$ (577,628)	$ 1,425,052	$ 1,405,952	$ 2,653
Ending Balance (in shares) at May. 31, 2019		130,995,000